Administrative [Member] Investment Objectives and Goals - Administrative [Member] - Western Asset Institutional U.S. Treasury Obligations Money Market Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.